Note 14 - Components of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred income taxes (current)	$ 22	$ 31
Deferred income taxes (non-current)	23	38
Other current liabilities		(1)
Other long-term liabilities	(18)	(26)
Net deferred tax assets	$ 27	$ 42